Subsequent Events (Details Narrative)									1 Months Ended							6 Months Ended		12 Months Ended
	Oct. 04, 2019 CAD ($) $ / shares shares	Oct. 04, 2019 USD ($)	Oct. 01, 2019 $ / shares shares	Sep. 12, 2019 CAD ($) $ / shares shares	Sep. 12, 2019 USD ($)	Aug. 12, 2019 CAD ($) $ / shares shares	Aug. 12, 2019 USD ($)	Dec. 11, 2018 shares	Mar. 31, 2020 $ / shares shares	Aug. 21, 2019 $ / shares shares	Jul. 16, 2019 CAD ($)	Jul. 16, 2019 USD ($)	Nov. 30, 2018 CAD ($)	Nov. 30, 2018 USD ($)	Nov. 24, 2017 shares	Jan. 31, 2020 USD ($) shares	Jan. 31, 2019 USD ($)	Jul. 31, 2019 USD ($) shares	Jul. 31, 2018 USD ($) shares	Nov. 14, 2019 $ / shares	Nov. 04, 2019 $ / shares	Oct. 16, 2019 $ / shares
Subsequent Event [Line Items]
Warrants price per share | $ / shares				$ 0.66		$ 0.66														$ 0.90	$ 0.90
Proceeds from issuance of common stock				$ 25,682	$ 19,450						$ 6,600	$ 5,057	$ 1,603,080	$ 1,205,196		$ 90,840	$ 5,818,300	$ 21,561,568	$ 4,806,025
Common stock share issued																101,853,217		97,279,891	47,774,817
Stock option
Subsequent Event [Line Items]
Stock options granted			250,000					2,050,000							3,850,000	3,300,000		2,050,000	4,025,000
Subsequent Events | Stock Options
Subsequent Event [Line Items]
Stock options granted			250,000							2,850,000
Maturity Period			5 years							5 years
Warrants price per share | $ / shares			$ 0.93							$ 0.88												$ 0.88
Option vesting description			The options are subject to vesting provisions such that 25% of the options vest six months from the date of grant, 25% of the options vest 12 months from the date of grant, 25% of the options vest eighteen months from the date of grant and 25% of the options vest twenty-four months from the date of grant.							The options are subject to vesting provisions such that 25% of the options vest six months from the date of grant, 25% of the options vest twelve months from the date of grant, 25% of the options vest eighteen months from the date of grant and 25% of the options vest twenty-four months from the date of grant.
Expiry date			1 October 2024							21 August 2024
Subsequent Events | NMG SD Settlement Agreement
Subsequent Event [Line Items]
Common stock share issued						4,337,111
Subsequent Events | Share purchase warrants and brokers' warrants
Subsequent Event [Line Items]
Warrants price per share | $ / shares	$ 0.90			$ 0.66		$ 0.66
Proceeds from issuance of common stock	$ 20,454	$ 15,359		$ 25,682	$ 19,449	$ 53,850	$ 40,765
Common stock share issued	22,727			38,912		81,591
Warrant exercised				38,912		81,591
Subsequent Events | Stock option
Subsequent Event [Line Items]
Stock options granted									250,000
Warrants price per share | $ / shares									$ 0.405
Option vesting description									The options are subject to vesting provisions such that 25% of the options vest six months from the date of grant, 25% of the options vest twelve months from the date of grant, 25% of the options vest eighteen months from the date of grant and 25% of the options vest twenty-four months from the date of grant.